Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Movement in Valuation Allowances and Reserves [Roll Forward]
Tax benefit in respect of options exercised			$ (161)		$ (169)
Provisions For Losses On Long Term Contracts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	129,215	[1]	196,980	[1]	136,070	[1]
Additions (Charged to Costs and Expenses)	38,928	[1]	32,996	[1]	104,560	[1]
Deductions (Write-Offs and Actual Losses Incurred)	27,884	[1]	100,761	[1]	43,650	[1]
Additions Resulting from Acquisitions	0	[1]	0	[1]	0	[1]
Balance at End of Period	140,259	[1]	129,215	[1]	196,980	[1]
Deduction from inventories	76,017		64,065		74,509
Other accrued expenses	64,242		65,150		122,471
Amount related to cessation of program with a foreign customer	18,249		18,467
Portion of cessation program with a foreign customer included in long-term liabilities	13,300
Provisions For Claims And Potential Contractual Penalties And Others
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	6,846		8,236		6,618
Additions (Charged to Costs and Expenses)	2,561		648		2,160
Deductions (Write-Offs and Actual Losses Incurred)	199		2,038		542
Additions Resulting from Acquisitions	0		0		0
Balance at End of Period	9,208		6,846		8,236
Allowance For Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	9,128		6,861		11,215
Additions (Charged to Costs and Expenses)	0		2,865		56
Deductions (Write-Offs and Actual Losses Incurred)	2,011		598		4,410
Additions Resulting from Acquisitions	0		0		0
Balance at End of Period	7,117		9,128		6,861
Valuation Allowance On Deferred Taxes
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	4,372		1,302	[2]	160	[2]
Additions (Charged to Costs and Expenses)	6,162		4,240		1,302	[2]
Deductions (Write-Offs and Actual Losses Incurred)	1,176		1,169		160	[2]
Additions Resulting from Acquisitions	0		0		0	[2]
Balance at End of Period	9,358		4,372		1,302	[2]
Prior year valuation on allowance deferred taxes adjustment	$ 21,500

[1]	An amount of $74,509, $64,065 and $76,017 as of December 31, 2011, 2012 and 2013, respectively, is presented as a deduction from inventories, and an amount of $122,471, $65,150 and $64,242 as of December 31, 2011, 2012 and 2013, respectively, is presented as part of other accrued expenses in the category of “Cost Provisions and Other.” An amount of $18,467 and $18,249 as of December 31, 2012 and 2013, respectively, is presented as other accrued expenses and is related to the cessation of a program with a foreign customer, of which $13,300 was included in long-term liabilities
[2]	An amount of $21,500 was deducted as a result of a prior year adjustment.